Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

14. DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives Designated as Hedging Instruments

As of December 31, 2016, the Company’s derivative assets and liabilities primarily resulted from cash flow hedges related to its forecasted operating expenses transacted in local currencies. A substantial portion of the Company’s overseas expenses are and will continue to be transacted in local currencies. To protect against fluctuations in operating expenses and the volatility of future cash flows caused by changes in currency exchange rates, the Company has established a program that uses foreign exchange forward contracts to hedge its exposure to these potential changes. The terms of these instruments, and the hedged transactions to which they relate, generally do not exceed twelve months.

Generally, when the dollar is weak, foreign currency denominated expenses will be higher, and these higher expenses will be partially offset by the gains realized from the Company’s hedging contracts. Conversely, if the dollar is strong, foreign currency denominated expenses will be lower. These lower expenses will in turn be partially offset by the losses incurred from the Company’s hedging contracts. The change in the derivative component in Accumulated other comprehensive loss includes unrealized gains or losses that arose from changes in market value of the effective portion of derivatives that were held during the period, and gains or losses that were previously unrealized but have been recognized in the same line item as the forecasted transaction in current period net income due to termination or maturities of derivative contracts. This reclassification has no effect on total comprehensive income or equity.

The total cumulative unrealized loss on cash flow derivative instruments was $3.1 million at December 31, 2016 and $2.3 million at December 31, 2015, and is included in Accumulated other comprehensive loss in the accompanying consolidated balance sheets. See Note 16 for more information related to comprehensive income. The net unrealized loss as of December 31, 2016 is expected to be recognized in income over the next 12 months at the same time the hedged items are recognized in income.

Derivatives not Designated as Hedging Instruments

A substantial portion of the Company’s overseas assets and liabilities are and will continue to be denominated in local currencies. To protect against fluctuations in earnings caused by changes in currency exchange rates when remeasuring the Company’s balance sheet, it utilizes foreign exchange forward contracts to hedge its exposure to this potential volatility.

These contracts are not designated for hedge accounting treatment under the authoritative guidance. Accordingly, changes in the fair value of these contracts are recorded in Other expense, net.

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
(In thousands)
	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$460	Prepaid expenses and other current assets	$436	Accrued expenses and other current liabilities	$3,816	Accrued expenses and other current liabilities	$2,895

	Asset Derivatives				Liability Derivatives
(In thousands)
	December 31, 2016		December 31, 2015		December 31, 2016		December 31, 2015
Derivatives Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Foreign currency forward contracts	Prepaid expenses and other current assets	$2,046	Prepaid expenses and other current assets	$627	Accrued expenses and other current liabilities	$619	Accrued expenses and other current liabilities	$783

The Effect of Derivative Instruments on Financial Performance

	For the Year ended December 31,
	(In thousands)
Derivatives in Cash Flow Hedging Relationships	Amount of (Loss) Gain Recognized in Other Comprehensive (Loss) Income (Effective Portion)		Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated Other Comprehensive Loss (Effective Portion)
	2016	2015		2016	2015
Foreign currency forward contracts	$(875)	$6,090	Operating expenses	$(1,763)	$(13,027)

There was no material ineffectiveness in the Company’s foreign currency hedging program in the periods presented.

	For the Year ended December 31,
	(In thousands)
Derivatives Not Designated as Hedging Instruments	Location of (Loss) Gain Recognized in Income on Derivative	Amount of (Loss) Gain Recognized in Income on Derivative
		2016	2015
Foreign currency forward contracts	Other expense, net	$(1,030)	$1,669

Outstanding Foreign Currency Forward Contracts

As of December 31, 2016, the Company had the following net notional foreign currency forward contracts outstanding (in thousands):

Foreign Currency	Currency Denomination
Australian dollars	AUD 8,200
Brazilian Real	BRL 8,300
British pounds sterling	GBP 283
Canadian dollars	CAD 2,850
Chinese renminbi	CNY 48,300
Danish krone	DKK 21,735
Euro	EUR 8,307
Hong Kong dollars	HKD 32,500
Indian rupees	INR 3,875
Japanese yen	JPY 685,319
Singapore dollars	SGD 9,967
Swiss francs	CHF 37,700